Investment Objectives and Goals	Apr. 29, 2025
Invesco Comstock Contrarian Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco Comstock Contrarian Equity ETF (the “Fund”) seeks total return through growth of capital and current income.
Invesco QQQ Hedged Advantage ETF
Prospectus [Line Items]
Risk/Return [Heading]	Summary Information
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Invesco QQQ Hedged Advantage ETF (the “Fund”) seeks to provide capital appreciation.